Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 49,292	$ 54,805	$ 54,493	$ 82,835
Cash and cash equivalents - Fair Value	49,292	54,805
Restricted cash - Book Value	7,366	6,840
Restricted cash - Fair Value	7,366	6,840
Ship mortgage notes and premium - Book Value	659,684	658,048
Ship mortgage notes and premium - Fair Value	571,597	589,185
Other long-term debt, net of deferred finance costs - Book Value	436,254	539,535
Other long-term debt, net of deferred finance costs - Fair Value	441,233	546,614
Due from related parties, long-term - Book Value	80,068	16,474
Due from related parties, long-term - Fair Value	80,646	16,474
Due from related parties, short-term - Book Value	25,047	17,837
Due from related parties, short-term - Fair Value	$ 25,047	$ 17,837